Equity (Tables)	6 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of warrants activity
	Number of shares	Weighted average life	Expiration dates

Balance of warrants outstanding as of July 1, 2019	2,396,747	4.68 years	*

Balance of warrants outstanding as of December 31, 2019	2,396,747	4.18 years	*

Balance of warrants outstanding as of July 1, 2020	2,396,747	3.67 years	*

Balance of warrants outstanding as of December 31, 2020	2,396,747	3.17 years	*

*	Among the 2,396,747 shares of warrants, 359,727 shares will expire on November 20, 2022, 2,037,020 shares will be expire on May 23, 2024.